CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 215		$ 418,062	$ (20,091)	$ (8,666)	$ (229,099)	$ 160,421
Balance, shares at Dec. 31, 2019	80,662,805
Cumulative effect of adoption of ASU Topic 326	$ 0		0	0	0	(700)	(700)
Exercise of options and vesting of RSU's	$ 3		1,234	0	0	0	1,237
Exercise of options and vesting of RSU's, shares	1,040,561
Share-based compensation expense	$ 0		1,662	0	0	0	1,662
Other comprehensive income (loss), net	0		0	0	598	0	598
Net loss	0		0	0	0	(17,092)	(17,092)
Balance at Dec. 31, 2020	$ 218		420,958	(20,091)	(8,068)	(246,891)	146,126
Balance, shares at Dec. 31, 2020	81,703,366
Exercise of options and vesting of RSU's	$ 6		4,724	0	0	0	4,730
Exercise of options and vesting of RSU's, shares	2,228,230
Share-based compensation expense	$ 0		2,562	0	0	0	2,562
Other comprehensive income (loss), net	0		0	0	(1,439)	0	(1,439)
Net loss	0		0	0	0	(14,828)	(14,828)
Balance at Dec. 31, 2021	$ 224		428,244	(20,091)	(9,507)	(261,719)	$ 137,151
Balance, shares at Dec. 31, 2021	83,931,596						83,931,596
Exercise of options and vesting of RSU's	$ 0	[1]	410	0	0	0	$ 410
Exercise of options and vesting of RSU's, shares	422,085
Share-based compensation expense	$ 0		3,560	0	0	0	3,560
Other comprehensive income (loss), net	0		0	0	(1,649)	0	(1,649)
Net loss	0		0	0	0	(19,689)	(19,689)
Balance at Dec. 31, 2022	$ 224		$ 432,214	$ (20,091)	$ (11,156)	$ (281,408)	$ 119,783
Balance, shares at Dec. 31, 2022	84,353,681						84,353,379

[1]	Represent an amount lower than $1